Long-Term Debt (Amounts Outstanding Related To Commercial Paper Program) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Total program authorized	$ 750,000,000.0	$ 600,000,000.0
Commercial paper outstanding (classified as long-term debt)	(195,900,000)	(181,500,000)
Letters of credit issued under the credit agreement	0	0
Total program usage	(195,900,000)	(181,500,000)
Total program available	$ 554,100,000	$ 418,500,000